Fair Value Measurements - Consolidated Statement of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Gains/(losses) from freight derivatives	$ 0	$ 0	$ 41
Unrealized gains/(losses) from the Credit Agricole Swaps and the HSH Swaps before hedging designation (August 31, 2014)	(799)	91	0
Ineffective portion of cash flow hedges following hedging designation	0	0	0
Total Gains/(Losses) on derivative instruments, net	(799)	91	41
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive loss	(1,055)	0	0
Total Gains/(Losses) recognized	$ (1,854)	$ 91	$ 41